Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	3 Months Ended						4 Months Ended	5 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025	Oct. 19, 2025	Aug. 28, 2025	May 22, 2025
Class of Warrant or Right [Line Items]
Cash	$ 97,745		$ 0				$ 0	$ 0	$ 97,745	$ 97,745
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest							152,717,402		188,134,733
Deferred offering costs	6,423,096		$ 3,802,903				$ 3,802,903	$ 3,802,903	6,423,096	6,423,096		$ 1,761,419
Fair value												0
Valuation allowance			100.00%				100.00%	100.00%
Uncertain Tax Position Recognition Threshold Percentage			50.00%				50.00%	50.00%
Net income (loss)							$ (152,717,402)		(188,134,733)
Armada Acquisition Corp II [Member]
Class of Warrant or Right [Line Items]
Cash	54,503								54,503	54,503		361,105
Cash equivalents at carrying value	0								0	0		0
Cash and marketable securities held in Trust Account	$ 241,164,305								$ 241,164,305	$ 241,164,305		$ 234,628,166			$ 231,150,000
Percentage of public shares to be redeemed in case of non-completion of business combination	100.00%								100.00%	100.00%		100.00%			100.00%
Class of warrant or right, outstanding	11,500,000								11,500,000	11,500,000		11,500,000
Net income (loss)	$ 1,625,327	$ 1,131,313	$ (603,760)	$ 887,146	$ (706)	$ (45,784)				$ 2,152,880	$ 840,656	$ 1,771,983
Armada Acquisition Corp II [Member] | Public warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	11,500,000								11,500,000	11,500,000
Armada Acquisition Corp II [Member] | Private Placement Warrants [Member]
Class of Warrant or Right [Line Items]
Class of warrant or right, outstanding	355,000								355,000	355,000		355,000	60,000	200,000
Pathfinder Digital Assets LLC [Member]
Class of Warrant or Right [Line Items]
Cash	$ 789,682		0				0	$ 0	$ 789,682	$ 789,682
Deferred offering costs	$ 553,347		$ 477,531				$ 477,531	477,531	553,347	$ 553,347		$ 277,485
Net income (loss)								$ (907,308)	$ (2,218,198)